Convertible Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended				3 Months Ended																									0 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2014 Series B item	Dec. 31, 2013 Series B	Dec. 31, 2012 Series B	Mar. 31, 2014 Series B Minimum	Mar. 31, 2014 Series A Convertible Preferred Stock item	Mar. 31, 2014 Series A-1 item	Dec. 31, 2013 Series A-1	Dec. 31, 2012 Series A-1	Mar. 31, 2014 Series A-1 Minimum	Mar. 31, 2014 Series A-2	Dec. 31, 2013 Series A-2	Dec. 31, 2012 Series A-2	Dec. 31, 2011 Series A-2	Mar. 31, 2014 Series A-2 Minimum	Mar. 31, 2014 Series A-3	Dec. 31, 2013 Series A-3	Dec. 31, 2012 Series A-3	Dec. 31, 2011 Series A-3	Mar. 31, 2014 Series A-3 Minimum	Mar. 31, 2014 Series A-4	Dec. 31, 2013 Series A-4	Dec. 31, 2012 Series A-4	Dec. 31, 2011 Series A-4	Mar. 31, 2014 Series A-5	Dec. 31, 2013 Series A-5	Dec. 31, 2012 Series A-5	Mar. 31, 2014 Series A-6	Dec. 31, 2013 Series A-6	Dec. 31, 2012 Series A-6	May 10, 2013 Purchase Agreement Series B	Apr. 23, 2013 Purchase Agreement Series B	Dec. 31, 2013 Purchase Agreement Series B item	Dec. 31, 2013 Purchase Agreement Series B Minimum	May 10, 2013 Purchase Agreement Series B Maximum	Dec. 31, 2013 Purchase Agreement Series A Convertible Preferred Stock item	Dec. 31, 2013 Purchase Agreement Series A-1 item	Dec. 31, 2013 Purchase Agreement Series A-1 After payment in full of required Series B preferred dividends	Dec. 31, 2013 Purchase Agreement Series A-1 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series B preferred stockholders	Dec. 31, 2013 Purchase Agreement Series A-1 Minimum	Dec. 31, 2013 Purchase Agreement Series A-2	Dec. 31, 2013 Purchase Agreement Series A-2 After payment in full of required Series B and A-1 preferred dividends	Dec. 31, 2013 Purchase Agreement Series A-2 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series B and Series A-1 preferred stockholders	Dec. 31, 2013 Purchase Agreement Series A-2 Minimum	Dec. 31, 2013 Purchase Agreement Series A-3	Dec. 31, 2013 Purchase Agreement Series A-3 After payment in full of required Series B, Series A-1 and A-2 preferred dividends	Dec. 31, 2013 Purchase Agreement Series A-3 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series B, Series A-1 and Series A-2 preferred stockholders	Dec. 31, 2013 Purchase Agreement Series A-3 Minimum	Dec. 31, 2013 Purchase Agreement Series A-4
Dec. 31, 2013
Purchase Agreement
Series A-4
Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series B, Series A-1, Series A-2 , Series A-3, Series A-5 and Series A-6 preferred stockholders
																																																		Dec. 31, 2013 Purchase Agreement Series A-5	Dec. 31, 2013 Purchase Agreement Series A-5 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series B, Series A-1 and Series A-2 preferred stockholders	Dec. 31, 2013 Purchase Agreement Series A-6	Dec. 31, 2013 Purchase Agreement Series A-6 Liquidation, dissolution, or winding-up, payments to preferred stockholders after distribution to Series B, Series A-1 and Series A-2 preferred stockholders
Convertible Preferred Stock
Amount to be raised																																		$ 60.0
Number of shares issued	701,235	701,235	0			939,612	939,612	939,612		983,208	983,208	983,208			142,227	142,227	142,227			3,998	3,998	3,998		6,443	6,443	6,443	682,958	496,111	0	1,137	700,098
Number of shares authorized	980,000	980,000	980,000			1,000,000	1,000,000	1,000,000		983,213	983,213	983,213			142,230	142,230	142,230			4,000	4,000	4,000		7,000	7,000	7,000	800,000	800,000	800,000					980,000
Warrants issued for purchase of shares of common stock (in shares)																																		1,074,561
Exercise price of warrants (in dollars per unit)																														$ 14.004	$ 14.004
Proceeds from issuance of shares																														0.1	43.0
Warrants issued for purchase of shares of common stock (in shares)																														1,246	767,651
Purchase price per share of convertible preferred stock (in dollars per share)	$ 61.42					$ 81.42				$ 81.42					$ 81.42					$ 81.42				$ 81.42			$ 81.42				$ 61.42	$ 61.42				$ 81.42		$ 81.42		$ 81.42		$ 81.42		$ 81.42		$ 81.42		$ 81.42	$ 81.42	$ 81.42	$ 81.42	$ 81.42	$ 81.42
Conversion price per share (in dollars per share)	$ 14.004					$ 16.970				$ 16.970					$ 16.970					$ 18.564				$ 18.564			$ 18.564					$ 14.004				$ 17.390				$ 17.390				$ 17.390				$ 18.564		$ 18.564		$ 18.564
Original conversion price per share (in dollars per share)						$ 18.564				$ 18.564					$ 18.564																					$ 18.564				$ 18.564				$ 18.564
Original preferred stock conversion ratio (in shares)						4.386				4.386					4.386																					4.386				4.386				4.386
Preferred Stock conversion ratio (in shares)	4.386	10				4.798				4.798			0.1		4.798			0.1		4.386			0.1	4.386			4.386					4.386				4.682				4.682				4.682				4.386		4.386		4.386
Percentage of outstanding shares holders vote required for conversion of all shares of preferred stock				70.00%					70.00%					70.00%					70.00%														70.00%						70.00%				70.00%				70.00%
Dividend rate (as a percent)	8.00%																															8.00%					8.00%				8.00%				8.00%
Accrued dividend	$ 3.2					$ 16.8				$ 19.8					$ 2.9																	$ 2.4				$ 15.0				$ 18.0				$ 2.6
Number of times of original purchase price, which will be paid to the preferred stockholders	200.00%																															200.00%
Number of classes of stockholder voting rights, in the aggregate, for preferred stockholders, on an as-if converted basis, together with common stockholders	1				1																											1			1
Members of the Company's Board of Directors that can be elected by preferred stockholders						2																														2